UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07326

                         Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” — Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli ABC Fund increased 2.7% compared with an increase of 2.5% for the Standard & Poor’s (S&P) Long-Only Merger Arbitrage Index. The performance of the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the year was 1.2%. Another class of shares is available. See page 2 for performance information for both classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (5/14/93)
AAA Shares (GABCX)	2.69%	2.31%	2.05%	3.09%	3.75%	5.44%
Advisor Shares (GADVX)	2.52	2.06	1.79	2.84	3.54	5.31
S&P Long-Only Merger Arbitrage Index	2.45	3.98	3.53	4.39	N/A(b)	N/A(b)
Lipper U.S. Treasury Money Market Fund Average	1.04	1.94	0.60	0.30	1.05	2.13(c)
ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	1.24	2.31	0.87	0.49	1.38	2.57
S&P 500 Index	18.54	10.42	10.71	14.70	8.75	9.69(c)

In the current prospectuses dated April 30, 2019, the expense ratios for the Class AAA and the Advisor Class Shares, are 0.57% and 0.82%, respectively. See page 12 for the expense ratios for the six months ended June 30, 2019. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance returns are as of April 30, 1993.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,026.90	0.69%	$3.47
Advisor Class	$1,000.00	$1,025.20	0.94%	$4.72
Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.37	0.69%	$3.46
Advisor Class	$1,000.00	$1,020.13	0.94%	$4.71

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli ABC Fund

Long Positions
U.S. Treasury Bills	65.6%
Health Care	6.4%
Computer Software and Services	4.9%
Building and Construction	4.1%
Diversified Industrial	3.8%
Energy and Utilities	2.6%
Financial Services	1.7%
Semiconductors	1.6%
Broadcasting	1.5%
Telecommunications	1.5%
Wireless Communications	1.1%
Metals and Mining	0.7%
Entertainment	0.6%
Machinery	0.6%
Food and Beverage	0.6%
Cable and Satellite	0.5%
Consumer Products	0.4%
Industrials	0.3%
Publishing	0.3%
Specialty Chemicals	0.3%
Transportation	0.3%

Real Estate	0.2%
Hotels and Gaming	0.1%
Computer Hardware	0.1%
Electronics	0.0	%*
Business Services	0.0	%*
Closed-End Funds	0.0	%*
Retail	0.0	%*
Consumer Services	0.0	%*
Other Assets and Liabilities (Net)	4.3%

Short Positions
Building and Construction	(3.4)%
Health Care	(0.3)%
Financial Services	(0.2)%
Industrials	(0.1)%
Energy and Utilities	(0.1)%
Computer Software and Services	(0.0	)%**

	100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 34.0%
	Broadcasting — 1.5%
8,000	Cogeco Inc.	$155,796	$510,465
10,000	MSG Networks Inc., Cl. A†	166,150	207,400
320,000	Tribune Media Co., Cl. A	13,899,853	14,790,400

		14,221,799	15,508,265

	Building and Construction — 4.1%
40,000	Johnson Controls International plc	982,483	1,652,400
1,000,000	Lennar Corp., Cl. B	40,072,479	38,510,000
40,000	Norbord Inc., Toronto	926,855	991,486

		41,981,817	41,153,886

	Business Services — 0.0%
500	BCA Marketplace plc	1,541	1,543
30,000	exactEarth Ltd.†	86,126	6,414
17,500	Tarsus Group plc	95,376	95,342

		183,043	103,299

	Cable and Satellite — 0.5%
1,000	AMC Networks Inc., Cl. A†	41,565	54,490
1,000	Charter Communications Inc., Cl. A†.	215,343	395,180
44,300	Liberty Global plc, Cl. A†	1,628,551	1,195,657
95,000	Liberty Global plc, Cl. C†	3,436,604	2,520,350
3,000	Liberty Latin America Ltd., Cl. A†	67,659	51,690
18,000	Liberty Latin America Ltd., Cl. C†	417,405	309,420

		5,807,127	4,526,787

	Computer Hardware — 0.1%
18,000	Cray Inc.†	628,269	626,760

	Computer Software and Services — 4.9%
400,030	Amber Road Inc.†	5,199,253	5,224,392
38,000	Business & Decision†	351,544	332,716
123,500	Digi International Inc.†	1,548,894	1,565,980
40,000	Electronics For Imaging Inc.†	1,476,734	1,476,400
35,000	First Data Corp., Cl. A†	739,812	947,450
52,000	iGO Inc.†	163,480	126,880
2,500	InterXion Holding NV†	70,171	190,225
1,500	Medidata Solutions Inc.†	136,583	135,765
205,000	Red Hat Inc.†	36,535,050	38,490,800
6,300	Rockwell Automation Inc.	1,169,594	1,032,129
1,500	Shutterfly Inc.†	76,062	75,825
1,000	Tableau Software Inc., Cl. A†	169,867	166,020

		47,637,044	49,764,582

	Consumer Products — 0.4%
75,000	Avon Products Inc.†	203,805	291,000
10,000	Bang & Olufsen A/S†	104,644	69,651
20,000	Edgewell Personal Care Co.†	882,316	539,000
106,500	Oriflame Holding AG	2,455,752	2,602,246

Shares		Cost	Market Value
10,000	Wessanen	$129,186	$129,516

		3,775,703	3,631,413

	Consumer Services — 0.0%
500	Sotheby’s†	28,164	29,065

	Diversified Industrial — 3.8%
138,000	Haldex AB	1,647,480	847,068
30,000	Katy Industries Inc.†(a)	23,298	270
250,000	Multi-Color Corp.	12,474,089	12,492,500
38,000	Myers Industries Inc.	385,343	732,260
8,000	SLM Solutions Group AG†	192,612	115,529
177,000	WABCO Holdings Inc.†	23,328,920	23,470,200
20,000	Wartsila OYJ Abp	288,759	290,074

		38,340,501	37,947,901

	Electronics — 0.0%
11,500	Control4 Corp.†	274,181	273,125

	Energy and Utilities — 2.6%
64,800	Alerion Cleanpower SpA	177,654	194,526
50,000	Alvopetro Energy Ltd., Toronto†	36,046	32,072
33,400	American Midstream Partners LP	173,012	172,678
155,080	AmeriGas Partners LP	5,212,813	5,402,987
50,000	Anadarko Petroleum Corp.	2,779,106	3,528,000
18,500	Apache Corp.	718,104	535,945
12,000	Avangrid Inc.	465,000	606,000
16,500	Buckeye Partners LP	672,540	677,325
33,000	Connecticut Water Service Inc.	2,259,358	2,300,760
65,000	El Paso Electric Co.	4,279,724	4,251,000
20,000	Endesa SA	453,617	514,197
200,000	Gulf Coast Ultra Deep Royalty Trust	39,334	3,820
2,500	Hess Corp.	114,598	158,925
84,000	Hydrogenics Corp.†	1,251,180	1,247,400
55,000	National Fuel Gas Co.	2,866,647	2,901,250
12,000	Noble Energy Inc.	421,433	268,800
130,000	Severn Trent plc	3,494,926	3,381,126
800,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0	0
4,200	Valener Inc.	81,045	82,810
9,000	Whiting Petroleum Corp.†	249,720	168,120

		25,745,857	26,427,741

	Entertainment — 0.6%
110,000	Fox Corp., Cl. B	4,515,850	4,018,300
27,036	International Speedway Corp., Cl. A	1,146,043	1,213,646
19,000	Liberty Media Corp.- Liberty Braves, Cl. A†	452,527	528,200
9,000	Liberty Media Corp.- Liberty Braves, Cl. C†	231,876	251,730
1,000	Speedway Motorsports Inc.	18,180	18,550

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
1,300	The Madison Square Garden Co., Cl. A†	$145,867	$363,922

		6,510,343	6,394,348

	Financial Services — 1.7%
7,000	Alimco Financial Corp.†	240,731	59,150
50,000	AllianceBernstein Holding LP	249,378	1,486,000
60,000	AXA Equitable Holdings Inc.	1,067,338	1,254,000
19,542	Citizens First Corp.	500,923	501,839
48,381	EMC Insurance Group Inc.	1,736,868	1,743,167
1,000	Entegra Financial Corp.†	29,504	30,120
14,000	Fidelity Southern Corp.	423,934	433,580
1,218	Horizon Bancorp Inc.	23,361	19,902
60,000	KKR & Co. Inc., Cl. A	180,658	1,516,200
17,000	LegacyTexas Financial Group Inc.	665,407	692,070
1,000	Mastercard Inc., Cl. A	19,963	264,530
62,690	MoneyGram International Inc.†	435,136	154,844
32,000	Navient Corp.	234,335	436,800
40,000	Oaktree Capital Group LLC	1,939,812	1,981,600
12,000	Oritani Financial Corp.	135,954	212,880
270,000	Sterling Bancorp	4,613,289	5,745,600
13,000	Stewardship Financial Corp.	200,262	200,980
2,200	Topdanmark A/S	62,593	124,074
18,000	Waddell & Reed Financial Inc., Cl. A	341,668	300,060
136,000	Wright Investors’ Service Holdings Inc.†	340,000	65,960

		13,441,114	17,223,356

	Food and Beverage — 0.6%
3,500	Pernod Ricard SA	220,064	644,935
3,300,000	Premier Foods plc†	2,153,907	1,414,412
24,000	Remy Cointreau SA	1,467,270	3,460,423

		3,841,241	5,519,770

	Health Care — 6.3%
179,000	Akorn Inc.†	728,458	921,850
39,000	Allergan plc	6,442,000	6,529,770
209,000	Array BioPharma Inc.†	9,691,873	9,682,970
60,000	AstraZeneca plc, ADR	2,234,668	2,476,800
500	Bio-Rad Laboratories Inc., Cl. A†	49,970	156,295
258,000	BTG plc†	2,748,747	2,737,501
150,000	Celgene Corp.†	13,076,832	13,866,000
26,000	Clovis Oncology Inc.†	516,804	386,620
500	ICU Medical Inc.†	29,090	125,955
158,000	Idorsia Ltd.†	1,626,602	3,609,301
300	Illumina Inc.†	12,176	110,445
37,000	McKesson Europe AG	1,170,357	1,127,549
433,000	Myrexis Inc.†.	44,849	10,825
290,000	Nuevolution AB†	973,468	1,008,707

Shares		Cost	Market Value
1,000,000	Pacific Biosciences of California Inc.†	$7,559,918	$6,050,000
24,000	Perrigo Co. plc	1,309,794	1,142,880
134,000	Spark Therapeutics Inc.†	15,196,403	13,718,920

		63,412,009	63,662,388

	Hotels and Gaming — 0.1%
10,000	Caesars Entertainment Corp.†	116,050	118,200
55,800	Cherry AB, Cl. B†(a)	529,824	522,779
9,101	Eldorado Resorts Inc.†	42,505	419,283
3,000	Pebblebrook Hotel Trust, REIT	105,450	84,540

		793,829	1,144,802

	Industrials — 0.3%
1,000	Altran Technologies SA	15,990	15,868
50,000	Arconic Inc.	1,101,248	1,291,000
7,800	L3 Technologies Inc.	1,967,740	1,912,326
5,000	NRC Group Holdings Corp.†	55,574	55,600

		3,140,552	3,274,794

	Machinery — 0.6%
26,000	Astec Industries Inc.	914,104	846,560
58,000	ASV Holdings Inc.†	400,473	397,300
30,000	CIRCOR International Inc.†	1,247,844	1,380,000
140,000	CNH Industrial NV	1,121,455	1,439,200
45,000	CNH Industrial NV, Borsa Italiana	383,886	461,447
1,000,000	UQM Technologies Inc.†	1,666,127	1,650,000

		5,733,889	6,174,507

	Metals and Mining — 0.6%
6,000	Alamos Gold Inc., Cl. A	23,099	36,300
55,000	Ampco-Pittsburgh Corp.†	449,053	221,650
13,000	Detour Gold Corp.†	120,134	163,995
130,000	Freeport-McMoRan Inc.	1,241,227	1,509,300
11,000	Global Brass & Copper Holdings Inc.	477,300	481,030
20,808	Newmont Goldcorp Corp.	710,593	800,484
115,753	Pan American Silver Corp.	1,668,336	1,494,371
12,000	Pan American Silver Corp., Toronto	170,418	155,137
10,000	Vulcan Materials Co.	438,009	1,373,100

		5,298,169	6,235,367

	Publishing — 0.3%
12,000	Axel Springer SE	842,940	845,320
4,000	Meredith Corp.	170,375	220,240
125,000	The E.W. Scripps Co., Cl. A	2,122,262	1,911,250

		3,135,577	2,976,810

	Real Estate — 0.2%
500	American Tower Corp., REIT	7,707	102,225
4,097	Cousins Properties Inc., REIT	149,904	148,189
34,298	Vastned Retail Belgium NV, REIT	2,340,350	1,887,613

		2,497,961	2,138,027

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail — 0.0%
12,400	Barnes & Noble Inc.	$80,848	$82,956
101,770	The Bon-Ton Stores Inc.†	4,946	1,574

		85,794	84,530

	Semiconductors — 1.6%
100,000	AIXTRON SE†	402,795	954,482
80,000	Aquantia Corp.†	1,055,196	1,042,400
26,000	Cypress Semiconductor Corp.	575,242	578,240
100,000	Mellanox Technologies Ltd.†	11,840,865	11,067,000
50,000	Versum Materials Inc.	2,603,329	2,579,000

		16,477,427	16,221,122

	Specialty Chemicals — 0.3%
8,800	Linde plc	1,425,983	1,767,040
44,500	SGL Carbon SE†	526,718	361,797
20,000	Valvoline Inc.	414,277	390,600

		2,366,978	2,519,437

	Telecommunications — 1.5%
6,000	Aerohive Networks Inc.†	26,817	26,580
230,000	Asia Satellite Telecommunications Holdings Ltd.	522,627	276,764
190,000	CenturyLink Inc.	3,626,426	2,234,400
10,000	Finisar Corp.†	209,515	228,700
400,000	Inmarsat plc	2,707,279	2,766,468
130,000	Koninklijke KPN NV	396,278	399,122
64,700	Parrot SA†	234,622	290,971
100,000	Pharol SGPS SA†	26,205	17,170
650,000	Sprint Corp.†.	3,356,454	4,270,500
83,000	Telenet Group Holding NV	3,782,125	4,624,586

		14,888,348	15,135,261

	Transportation — 0.3%
5,700	Panalpina Welttransport Holding AG†	1,091,536	1,312,600
23,000	WestJet Airlines Ltd.	509,641	539,895
2,000	XPO Logistics Europe SA	486,463	714,099

		2,087,640	2,566,594

	Wireless Communications — 1.1%
10,000	Blackberry Ltd.†	68,396	74,600
135,000	Millicom International Cellular SA, SDR	8,297,209	7,595,990
7,000	T-Mobile US Inc.†	113,750	518,980
13,000	United States Cellular Corp.†	491,946	580,710
80,000	Zayo Group Holdings Inc.†	2,649,912	2,632,800

		11,621,213	11,403,080

	TOTAL COMMON STOCKS	333,955,589	342,667,017

	CLOSED-END FUNDS — 0.0%
1,400	Altaba Inc.†	20,580	97,118

Shares		Cost	Market Value
	RIGHTS — 0.2%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	$0	$0

	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/20†(a)	0	0
187,969	Ambit Biosciences Corp., CVR†(a)	0	380,637
135,000	American Medical Alert Corp., CPR†(a)	0	1,350
640,000	Innocoll, CVR†(a)	384,000	6
150,000	Ipsen SA/Clementia, CVR†(a)	202,500	202,500
95,400	Ocera Therapeutics, CVR†(a)	25,758	37,206
100	Omthera Pharmaceuticals Inc., CVR†(a)	0	0
400,000	Sanofi, CVR†	88,100	208,000
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	401,888	0
12,000	Tobira Therapeutics Inc., CVR†(a)	720	720

		1,102,966	830,419

	Metals and Mining — 0.1%
2,200,000	Pan American Silver Corp., CVR†(a)	506,000	770,000

	Specialty Chemicals — 0.0%
96,986	A. Schulman Inc., CVR†(a)	50,724	50,724

	TOTAL RIGHTS	1,659,690	1,651,143

Principal Amount
	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$ 65,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	27,950	27,950

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 65.6%

$662,568,000	U.S. Treasury Bills, 2.070% to 2.486%††, 07/05/19 to 11/21/19(c)	$660,444,830	$660,702,013

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 99.8%	$996,108,639	1,005,145,241

	SECURITIES SOLD SHORT — (4.1)%
	(Proceeds received $43,491,067)		(41,377,526)

	Other Assets and Liabilities (Net) — 4.3%		43,168,473

	NET ASSETS — 100.0%		$1,006,936,188

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT — (4.1)%
	Building and Construction — (3.4)%
710,000	Lennar Corp., Cl. A	$36,405,673	$34,406,600

	Computer Software and Services — (0.0)%
1,103	salesforce.com Inc.	171,217	167,358

	Energy and Utilities — (0.1)%
14,670	Occidental Petroleum Corp.	790,923	737,608

	Financial Services — (0.2)%
11,200	Ameris Bancorp	423,464	438,928
21,540	Brookfield Asset Management Inc., Cl. A	1,001,986	1,029,181
11,799	German American Bancorp Inc.	365,549	355,386
3,200	Valley National Bancorp	32,036	34,496

		1,823,035	1,857,991

	Health Care — (0.3)%
3,464	AbbVie Inc.	233,689	251,902
52,000	Bristol-Myers Squibb Co.	2,429,789	2,358,200

		2,663,478	2,610,102

	Industrials — (0.1)%
8,140	L3Harris Technologies Inc.	1,579,621	1,539,518
980	US Ecology Inc.	57,120	58,349

		1,636,741	1,597,867

	TOTAL SECURITIES SOLD SHORT(d)	$43,491,067	$41,377,526

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)

At June 30, 2019, $77,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

(d)	At June 30, 2019, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

As of June 30, 2019, forward foreign exchange contracts outstanding were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD 519,196	SEK 4,800,000	State Street Bank and Trust Co.	07/31/19	$ 967
USD 15,846,361	EUR 13,900,000	State Street Bank and Trust Co.	07/31/19	(3,563)
USD 9,921,241	GBP 7,800,000	State Street Bank and Trust Co.	07/31/19	(1,030)

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS				$(3,626)

As of June 30, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/01/2020	$709,890	$14,460	—	$14,460

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT								$14,460

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $996,108,639)	$1,005,145,241
Foreign currency, at value (cost $2,089)	2,090
Cash	488
Deposit at broker for securities sold short	44,613,645
Receivable for investments sold	171,705
Receivable for Fund shares sold	1,134,420
Dividends and interest receivable	290,712
Prepaid expenses	62,109
Unrealized appreciation on swap contracts	14,460
Unrealized appreciation on forward foreign exchange contracts	967

Total Assets	1,051,435,837

Liabilities:
Securities sold short, at value (proceeds $43,491,067)	41,377,526
Payable for investments purchased	1,952,435
Payable for Fund shares redeemed	500,100
Payable for investment advisory fees	413,171
Payable for distribution fees	68,235
Payable for accounting fees	7,500
Dividends payable on securities sold short	12,563
Unrealized depreciation on forward foreign exchange contracts	4,593
Other accrued expenses	163,526

Total Liabilities	44,499,649

Net Assets
(applicable to 98,150,585 shares outstanding)	$1,006,936,188

Net Assets Consist of:
Paid-in capital	$985,263,845
Total distributable earnings	21,672,343

Net Assets	$1,006,936,188

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($675,760,131 ÷ 65,612,102 shares outstanding)	$10.30
Advisor Class:
Net Asset Value, offering, and redemption price per share ($331,176,057 ÷ 32,538,483 shares outstanding)	$10.18

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $64,707)	$1,669,655
Interest	7,825,655

Total Income	9,495,310

Expenses:
Investment advisory fees	2,467,729
Distribution fees - Advisor Class	437,008
Dividend expense on securities sold short	643,375
Service fees for securities sold short (See Note 2)	4,860
Custodian fees	57,119
Shareholder communications expenses	50,939
Directors’ fees	45,622
Shareholder services fees	31,282
Legal and audit fees	25,901
Registration expenses	25,491
Accounting fees	22,500
Interest expense	2,896
Miscellaneous expenses	27,518

Total Expenses	3,842,240

Less:
Expenses paid indirectly by broker (See Note 6)	(4,372)

Net Expenses	3,837,868

Net Investment Income	5,657,442

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	8,600,177
Net realized gain on securities sold short	439,844
Net realized loss on swap contracts	(7,588)
Net realized gain on forward foreign exchange contracts	596,658
Net realized gain on foreign currency transactions	11,469

Net realized gain on investments, securities sold short, swap contracts, forward foreign exchange contracts, and foreign currency transactions	9,640,560

Net change in unrealized appreciation/depreciation:
on investments	16,467,903
on securities sold short	(6,855,583)
on swap contracts	7,991
on forward foreign exchange contracts	96,570
on foreign currency translations	(1,237)

Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, forward foreign exchange contracts, and foreign currency translations	9,715,644

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency	19,356,204

Net Increase in Net Assets Resulting from Operations	$25,013,646

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$5,657,442	$15,202,838
Net realized gain on investments, securities sold short, swap contracts, forward foreign exchange contracts, and foreign currency transactions	9,640,560	18,100,883
Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, forward foreign exchange contracts, and foreign currency translations	9,715,644	(29,822,919)

Net Increase in Net Assets Resulting from Operations	25,013,646	3,480,802

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(18,814,207)
Advisor Class	—	(12,506,327)

Total Distributions to Shareholders	—	(31,320,534)

Capital Share Transactions:
Class AAA	94,883,768	(78,769,868)
Advisor Class	(55,220,300)	(343,100,748)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	39,663,468	(421,870,616)

Redemption Fees	48	13,498

Net Increase/(Decrease) in Net Assets	64,677,162	(449,696,850)
Net Assets:
Beginning of year	942,259,026	1,391,955,876

End of period	$1,006,936,188	$942,259,026

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2019(c)	$10.03	$0.06		$0.21	$0.27	—	—	—	$0.00	$10.30	2.7%	$675,760	1.24	%(d)	0.69	%(d)(e)(f)	145%
2018	10.38	0.15		(0.13)	0.02	$(0.24)	$(0.13)	$(0.37)	0.00	10.03	0.2	564,929	1.41		0.57	(e)(f)(g)	231
2017	10.17	0.05		0.17	0.22	—	(0.01)	(0.01)	0.00	10.38	2.2	660,559	0.51		0.58	(e)(f)(g)(h)	205
2016	10.10	0.02		0.29	0.31	(0.07)	(0.17)	(0.24)	0.00	10.17	3.1	630,052	0.19		0.60	(e)(f)(h)	287
2015	10.13	(0.00	)(b)	0.24	0.24	(0.06)	(0.21)	(0.27)	0.00	10.10	2.3	630,205	(0.01)		0.59	(e)(f)	276
2014	10.24	(0.00	)(b)	0.12	0.12	(0.05)	(0.18)	(0.23)	0.00	10.13	1.2	659,818	(0.04)		0.58	(f)	281
Advisor Class
2019(c)	$9.93	$0.05		$0.20	$0.25	—	—	—	$0.00	$10.18	2.5%	$331,176	0.98	%(d)	0.94	%(d)(e)(f)	145%
2018	10.27	0.12		(0.13)	(0.01)	$(0.20)	$(0.13)	$(0.33)	0.00	9.93	(0.1)	377,330	1.14		0.82	(e)(f)(g)	231
2017	10.08	0.03		0.17	0.20	—	(0.01)	(0.01)	0.00	10.27	2.0	731,397	0.26		0.83	(e)(f)(g)(h)	205
2016	10.01	(0.01)		0.30	0.29	(0.05)	(0.17)	(0.22)	0.00	10.08	2.9	779,720	(0.06)		0.85	(e)(f)(h)	287
2015	10.05	(0.03)		0.23	0.20	(0.03)	(0.21)	(0.24)	0.00	10.01	2.0	717,303	(0.27)		0.84	(e)(f)	276
2014	10.16	(0.03)		0.12	0.09	(0.02)	(0.18)	(0.20)	0.00	10.05	0.9	712,086	(0.30)		0.83	(f)	281

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact to the expense ratios.

(f)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 0.56%, 0.56%, 0.55%, 0.55%, 0.55%, and 0.57% (Class AAA) and 0.81%, 0.81%, 0.80%, 0.80%, 0.77%, and 0.82% (Advisor Class), respectively.

(g)

The Fund incurred tax expense during the years ended December 31, 2018 and 2017. For the year ended December 31, 2018, the effect was minimal. For the year ended December 31, 2017, if the tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.57% (Class AAA) and 0.82% (Advisor Class).

(h)

During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursements (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 0.58% (Class AAA) and 0.83% (Advisor Class). The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., was incorporated on October 30, 1992 in Maryland, and commenced investment operations on May 14, 1993. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$49,637,702	$126,880	—	$49,764,582
Diversified Industrial	37,947,631	—	$270	37,947,901
Energy and Utilities	26,427,741	—	0	26,427,741
Financial Services	17,098,246	125,110	—	17,223,356
Hotels and Gaming	622,023	—	522,779	1,144,802
Other Industries (a)	210,158,635	—	—	210,158,635
Total Common Stocks	341,891,978	251,990	523,049	342,667,017
Closed-End Funds	97,118	—	—	97,118
Rights (a)	208,000	—	1,443,143	1,651,143
Corporate Bonds (a)	—	—	27,950	27,950
U.S. Government Obligations	—	660,702,013	—	660,702,013
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$342,197,096	$660,954,003	$1,994,142	$1,005,145,241
LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(41,377,526)	—	—	$(41,377,526)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(41,377,526)	—	—	$(41,377,526)
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation): FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$967	—	$967
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	14,460	—	14,460
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(4,593)	—	(4,593)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$10,834	—	$10,834

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

The Fund did not have material transfers into or out of Level 3 during the six months ended June 30, 2019. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. Equity contract for difference swap agreements at June 30, 2019 are presented within the Schedule of Investments.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2019 had an average monthly notional amount of approximately $758,391 over the period that the swaps were outstanding.

At June 30, 2019, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2019, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency within Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2019 are reflected within the Schedule of Investments. The Fund’s volume of

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

activity in forward foreign exchange contracts during the six months ended June 30, 2019 had an average monthly notional amount of approximately $27,325,000.

At June 30, 2019, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts and under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2019, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

At June 30, 2019, the Fund’s derivative assets and liabilities (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Assets
Equity Contract for Difference Swap Agreements	$14,460	—	$14,460
Forward Foreign Exchange Contracts	967	$(967)	—

Total	$15,427	$(967)	$14,460

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Forward Foreign Exchange Contracts	$4,593	$(967)	$3,626

The following tables present the Fund’s derivative assets and liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2019:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Received	Net Amount
Counterparty
The Goldman Sachs Group, Inc.	$14,460	—	—	$14,460

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
State Street Bank & Trust Co.	$3,626	$3,626	—	—

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2019 are reflected within the Schedule of Investments. For the six months ended June 30, 2019, the Fund incurred $4,860 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2019, the Fund held no restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$30,408,114
Net long term capital gains	8,637,344

Total distributions paid	$39,045,458

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies. During the year ended December 31, 2018, the Fund paid excise tax of $11,572.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivative instruments	$956,068,546	$27,233,793	$(19,523,789)	$7,710,004

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $552,474,549 and $577,532,411, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Fund paid $168,941 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,372.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As of June 30, 2019, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2019, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	12,098,725	$123,391,553	15,442,449	$159,369,883
Shares issued upon reinvestment of distributions	—	—	1,843,634	18,454,779
Shares redeemed	(2,788,238)	(28,507,785)	(24,602,821)	(256,594,530)

Net increase/(decrease)	9,310,487	$94,883,768	(7,316,738)	$(78,769,868)

Advisor Class
Shares sold	2,877,488	$29,044,467	11,623,078	$119,499,115
Shares issued upon reinvestment of distributions	—	—	1,117,749	11,076,893
Shares redeemed	(8,344,344)	(84,264,767)	(45,984,679)	(473,676,756)

Net (decrease)	(5,466,856)	$(55,220,300)	(33,243,852)	$(343,100,748)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 21, 2019, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2018) of the Fund against a peer group of four other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail alternative event driven funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Alternative Event Driven Funds Index. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period and in the fourth quartile for the three year and five year periods, as measured against the Adviser Peer Group, though, on an absolute basis, the Fund’s performance relative to the Adviser Peer Group did not significantly depart from the median for the one year period. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one year and five year periods and the fourth quintile for the three year period, and also noted that the Fund’s absolute performance relative to the Broadridge Performance Peer Group did not significantly depart from the median for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of six other alternative event driven funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of each peer group and that the Fund’s size was above average within each peer group. The Independent Board Members also compared the management fee structure for the Fund to that in effect for most other Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

their decision, various information comparing the advisory fee to the advisory fees for other types of accounts managed by affiliates of the Adviser. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an adequate performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the operations and research departments. Mr. Magrini earned a Bachelor of Science in Finance from Fordham University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q219SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/5/19

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 9/5/19

* Print the name and title of each signing officer under his or her signature.